Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
Income Taxes

24. Income Taxes

(i)    Income tax expense

	Year Ended December 31,
	2020	2019	2018

	(in US$’000)
Current tax
HK (note (a))	457	321	436
PRC (note (b))	872	708	1,293
U.S. and others (note (c))	219	636	235
Total current tax	1,548	1,665	1,964
Deferred income tax	3,281	1,609	2,000
Income tax expense	4,829	3,274	3,964

Notes:

(a)	The Company, three subsidiaries incorporated in the British Virgin Islands and its Hong Kong subsidiaries are subject to Hong Kong profits tax. In March 2018, the Hong Kong two-tiered profits tax rates regime was signed into law under which the first HK$2.0 million (US$0.3 million) of assessable profits of qualifying corporations will be taxed at 8.25%, with the remaining assessable profits taxed at 16.5%. Hong Kong profits tax has been provided for at the relevant rates on the estimated assessable profits less estimated available tax losses, if any, of these entities as applicable.
(b)	Taxation in the PRC has been provided for at the applicable rate on the estimated assessable profits less estimated available tax losses, if any, in each entity. Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate is 25%. In addition, the EIT Law provides for a preferential tax rate of 15% for companies which qualify as HNTE. HMPL and its wholly-owned subsidiary Hutchison MediPharma (Suzhou) Limited qualify as a HNTE up to December 31, 2022 and 2020 respectively.

Pursuant to the EIT law, a 10% withholding tax is levied on dividends paid by PRC companies to their foreign investors. A lower withholding tax rate of 5% is applicable under the China-HK Tax Arrangement if direct foreign investors with at least 25% equity interest in the PRC companies are Hong Kong tax residents, and meet the conditions or requirements pursuant to the relevant PRC tax regulations regarding beneficial ownership. Since the equity holders of the equity investees of the Company are Hong Kong incorporated companies and Hong Kong tax residents, and meet the aforesaid conditions or requirements, the Company has used 5% to provide for deferred tax liabilities on retained earnings which are anticipated to be distributed. As at December 31, 2020, 2019 and 2018, the amounts accrued in deferred tax liabilities relating to withholding tax on dividends were determined on the basis that 100% of the distributable reserves of the equity investees operating in the PRC will be distributed as dividends.

(c)

The Company’s subsidiary in the U.S. with operations in New Jersey and New York states is subject to U.S. taxes, primarily federal and state taxes, which have been provided for at approximately 21% (federal) and 9% to 16.55% (state tax) on the estimated assessable profit over the reporting years. Certain income receivable by the Company is subject to U.S. withholding tax of 30%. One of the Group’s subsidiaries is subject to corporate tax in EU countries at 19% or 20% on the estimated assessable profits in relation to its permanent establishment in these countries in 2020 and/or 2019.

The reconciliation of the Group’s reported income tax expense to the theoretical tax amount that would arise using the tax rates of the Company against the Group’s loss before income taxes and equity in earnings of equity investees is as follows:

	Year Ended December 31,
	2020	2019	2018

	(in US$’000)
Loss before income taxes and equity in earnings of equity investees	(189,734)	(141,105)	(86,655)
Tax calculated at the statutory tax rate of the Company	(31,306)	(23,282)	(14,298)
Tax effects of:
Different tax rates available in different jurisdictions	4,025	2,027	1,349
Tax valuation allowance	46,321	25,498	19,414
Preferential tax rate difference	(154)	(177)	—
Preferential tax deduction and credits	(18,814)	(5,444)	(5,800)
Expenses not deductible for tax purposes	3,476	4,098	1,902
Utilization of previously unrecognized tax losses	(114)	(285)	(329)
Withholding tax on undistributed earnings of PRC entities	3,962	1,894	1,983
Others	(2,567)	(1,055)	(257)
Income tax expense	4,829	3,274	3,964

(ii)    Deferred tax assets and liabilities

The significant components of deferred tax assets and liabilities are as follows:

	December 31,
	2020	2019

	(in US$’000)
Deferred tax assets
Tax losses	117,064	68,481
Others	6,829	1,733
Total deferred tax assets	123,893	70,214
Less: Valuation allowance	(122,378)	(69,399)
Deferred tax assets	1,515	815
Deferred tax liabilities
Undistributed earnings from PRC entities	4,994	3,081
Others	69	77
Deferred tax liabilities	5,063	3,158

The movements in deferred tax assets and liabilities are as follows:

	2020	2019	2018

	(in US$’000)
As at January 1	(2,343)	(4,256)	(3,819)
Utilization of previously recognized withholding tax on undistributed earnings	2,323	3,390	1,373
(Charged)/Credited to the consolidated statements of operations
Withholding tax on undistributed earnings of PRC entities	(3,962)	(1,894)	(1,983)
Deferred tax on amortization of intangible assets	18	18	19
Deferred tax on provision for assets	663	267	(36)
Exchange differences	(247)	132	190
As at December 31	(3,548)	(2,343)	(4,256)

The deferred tax assets and liabilities are offset when there is a legally enforceable right to set off and when the deferred income taxes relate to the same fiscal authority.

The tax losses can be carried forward against future taxable income and will expire in the following years:

	December 31,
	2020	2019

	(in US$’000)
No expiry date	53,940	40,897
2022	195	182
2023	—	—
2024	3,998	3,716
2025	38,357	35,648
2026	51,034	47,661
2027	66,555	62,794
2028	114,490	106,793
2029	186,844	154,454
2030	259,163	—
	774,576	452,145

The Company believes that it is more likely than not that future operations will not generate sufficient taxable income to realize the benefit of the deferred tax assets. The Company’s subsidiaries have had sustained tax losses, which will expire within five years if not utilized in the case of PRC subsidiaries (ten years for HNTEs), and which will not be utilized in the case of Hong Kong subsidiaries as they do not generate taxable profits. Accordingly, a valuation allowance has been recorded against the relevant deferred tax assets arising from the tax losses.

The table below summarizes changes in the deferred tax valuation allowance:

	2020	2019	2018

	(in US$’000)
As at January 1	69,399	49,021	31,662
Charged to consolidated statements of operations	46,321	25,498	19,414
Utilization of previously unrecognized tax losses	(114)	(285)	(329)
Write-off of tax losses	—	(3,142)	—
Others	—	—	(105)
Exchange differences	6,772	(1,693)	(1,621)
As at December 31	122,378	69,399	49,021

As at December 31, 2020 and 2019, the Group did not have any material unrecognized uncertain tax positions.

(iii)     Income tax payable

	2020	2019	2018

	(in US$’000)
As at January 1	1,828	555	979
Current tax	1,548	1,665	1,964
Withholding tax upon dividend declaration from PRC entities (note (a))	2,323	2,581	1,373
Tax paid (note (b))	(5,940)	(2,970)	(3,752)
Reclassification from non-current withholding tax	812	—	—
Reclassification to prepaid tax	485	—	—
Exchange difference	64	(3)	(9)
As at December 31	1,120	1,828	555

Notes:

(a)	The amount for 2019 excludes a non-current withholding tax of US$0.8 million which is included under other non-current liabilities.
(b)

The amount for 2020 is net of the PRC Enterprise Income Tax (“EIT”) refund of US$0.4 million received by HSPL. The amount for 2019 excludes the PRC EIT of US$0.3 million prepaid by HSPL which is included under other receivables, prepayments and deposits.